Cover	Nov. 16, 2021
Document Type	8-K
Amendment Flag	false
Document Period End Date	Nov. 16, 2021
Entity File Number	001-40742
Entity Registrant Name	Armada Acquisition Corp. I
Entity Central Index Key	0001844817
Entity Tax Identification Number	85-3810850
Entity Incorporation, State or Country Code	DE
Entity Address, Address Line One	2005 Market Street
Entity Address, Address Line Two	Suite 3120
Entity Address, City or Town	Philadelphia
Entity Address, State or Province	PA
Entity Address, Postal Zip Code	19103
City Area Code	(215)
Local Phone Number	543-6886
Written Communications	false
Soliciting Material	false
Pre-commencement Tender Offer	false
Pre-commencement Issuer Tender Offer	false
Entity Emerging Growth Company	true
Elected Not To Use the Extended Transition Period	false
Units, each consisting of one share of Common Stock and one-half of one Redeemable Warrant
Title of 12(b) Security	Units, each consisting of one share of Common Stock and one-half of one Redeemable Warrant
Trading Symbol	AACIU
Security Exchange Name	NASDAQ
Common Stock, par value $0.0001 per share
Title of 12(b) Security	Common Stock, par value $0.0001 per share
Trading Symbol	AACI
Security Exchange Name	NASDAQ
Warrants, each exercisable for one share Common Stock for $11.50 per share
Title of 12(b) Security	Warrants, each exercisable for one share Common Stock for $11.50 per share
Trading Symbol	AACIW
Security Exchange Name	NASDAQ